Financial Instruments - Investment Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, amortized cost	$ 391	$ 1
Available-for-sale, gross unrealized gains	2	0
Available-for-sale, gross unrealized losses	0	0
Available-for-sale, estimated fair value	393	1
Non-U.S. debt securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, amortized cost	310	0
Available-for-sale, gross unrealized gains	2	0
Available-for-sale, gross unrealized losses	0	0
Available-for-sale, estimated fair value	312	0
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, amortized cost	81	1
Available-for-sale, gross unrealized gains	0	0
Available-for-sale, gross unrealized losses	0	0
Available-for-sale, estimated fair value	$ 81	$ 1